Stock-based Compensation - Summary of Status of Company's Unvested Restricted Common Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,958,210
Unvested Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at the beginning of the period (in shares)	9,943
Granted	0
Cancelled	0
Vested	(5,681)
Unvested at the end of the period (in shares)	4,262
Unvested at the beginning of the period (in shares)	0.26
Granted	0
Cancelled	0
Vested	0.26
Unvested at the end of the period	0.26